Note D - Loans and Allowance for Loan Losses (Tables)	12 Months Ended
Dec. 31, 2018
Notes Tables
Schedule of Accounts, Notes, Loans and Financing Receivable [Table Text Block]
	2018	2017
Residential real estate	$304,079	$309,163
Commercial real estate:
Owner-occupied	61,694	73,573
Nonowner-occupied	117,188	101,571
Construction	37,478	38,302
Commercial and industrial	113,243	107,089
Consumer:
Automobile	70,226	68,626
Home equity	22,512	21,431
Other	50,632	49,564
	777,052	769,319
Less: Allowance for loan losses	(6,728)	(7,499)

Loans, net	$770,324	$761,820

Schedule of Credit Losses Related to Financing Receivables, Current and Noncurrent [Table Text Block]
December 31, 2018	Residential Real Estate	Commercial Real Estate	Commercial & Industrial	Consumer	Total
Allowance for loan losses:
Beginning balance	$1,470	$2,978	$1,024	$2,027	$7,499
Provision for loan losses	772	(1,311)	(80)	1,658	1,039
Loans charged off	(874)	(4)	(208)	(2,514)	(3,600)
Recoveries	215	523	327	725	1,790
Total ending allowance balance	$1,583	$2,186	$1,063	$1,896	$6,728
December 31, 2017	Residential Real Estate	Commercial Real Estate	Commercial & Industrial	Consumer	Total
Allowance for loan losses:
Beginning balance	$939	$4,315	$907	$1,538	$7,699
Provision for loan losses	1,016	(632)	658	1,522	2,564
Loans charged off	(745)	(1,067)	(627)	(1,642)	(4,081)
Recoveries	260	362	86	609	1,317
Total ending allowance balance	$1,470	$2,978	$1,024	$2,027	$7,499
December 31, 2016	Residential Real Estate	Commercial Real Estate	Commercial & Industrial	Consumer	Total
Allowance for loan losses:
Beginning balance	$1,087	$1,959	$2,589	$1,013	$6,648
Provision for loan losses	(63)	2,287	(1,112)	1,714	2,826
Loans charged off	(384)	(63)	(586)	(2,170)	(3,203)
Recoveries	299	132	16	981	1,428
Total ending allowance balance	$939	$4,315	$907	$1,538	$7,699

Allowance For Loan Losses And The Recorded Investment Of Loans [Table Text Block]
December 31, 2018	Residential Real Estate		Commercial Real Estate	Commercial & Industrial		Consumer		Total
Allowance for loan losses:
Ending allowance balance attributable to loans:
Individually evaluated for impairment	$	----	$98	$	----	$	----	$98
Collectively evaluated for impairment		1,583	2,088		1,063		1,896	6,630
Total ending allowance balance		$1,583	$2,186		$1,063		$1,896	$6,728

Loans:
Loans individually evaluated for impairment		$1,667	$3,835		$7,116	$	----	$12,618
Loans collectively evaluated for impairment		302,412	212,525		106,127		143,370	764,434
Total ending loans balance		$304,079	$216,360		$113,243		$143,370	$777,052
December 31, 2017	Residential Real Estate		Commercial Real Estate	Commercial & Industrial		Consumer		Total
Allowance for loan losses:
Ending allowance balance attributable to loans:
Individually evaluated for impairment	$	----	$94	$	----	$	----	$94
Collectively evaluated for impairment		1,470	2,884		1,024		2,027	7,405
Total ending allowance balance		$1,470	$2,978		$1,024		$2,027	$7,499

Loans:
Loans individually evaluated for impairment		$1,420	$7,333		$9,154		$201	$18,108
Loans collectively evaluated for impairment		307,743	206,113		97,935		139,420	751,211
Total ending loans balance		$309,163	$213,446		$107,089		$139,621	$769,319

Schedule of Loans Individually Evaluated for Impairment [Table Text Block]
December 31, 2018	Unpaid Principal Balance	Recorded Investment	Allowance for Loan Losses Allocated	Average Impaired Loans	Interest Income Recognized	Cash Basis Interest Recognized
With an allowance recorded:
Commercial real estate:
Nonowner-occupied	$362	$362	$98	$367	$15	$15

With no related allowance recorded:
Residential real estate	1,667	1,667	----	511	101	101
Commercial real estate:
Owner-occupied	2,527	2,527	----	2,475	141	141
Nonowner-occupied	2,368	946	----	1,912	57	57
Construction	336	----	----	----	20	20
Commercial and industrial	7,116	7,116	----	5,802	414	414

Total	$14,376	$12,618	$98	$11,067	$748	$748
December 31, 2017	Unpaid Principal Balance	Recorded Investment	Allowance for Loan Losses Allocated	Average Impaired Loans	Interest Income Recognized	Cash Basis Interest Recognized
With an allowance recorded:
Commercial real estate:
Nonowner-occupied	$372	$372	$94	$378	$17	$17

With no related allowance recorded:
Residential real estate	1,420	1,420	----	851	66	66
Commercial real estate:
Owner-occupied	3,427	3,427	----	2,456	184	184
Nonowner-occupied	4,989	3,534	----	3,521	81	81
Construction	352	----	----	----	19	19
Commercial and industrial	9,154	9,154	----	8,544	481	481
Consumer:
Home equity	203	201	----	208	7	7

Total	$19,917	$18,108	$94	$15,958	$855	$855
December 31, 2016	Unpaid Principal Balance	Recorded Investment	Allowance for Loan Losses Allocated	Average Impaired Loans	Interest Income Recognized	Cash Basis Interest Recognized
With an allowance recorded:
Commercial real estate:
Owner-occupied	$5,477	$5,477	$2,435	$3,185	$300	$300
Nonowner-occupied	384	384	100	390	19	19
Commercial and industrial	392	392	241	391	----	----
Consumer:
Home equity	416	416	205	421	21	21

With no related allowance recorded:
Residential real estate	717	717	----	726	31	31
Commercial real estate:
Owner-occupied	3,638	3,091	----	3,005	178	178
Nonowner-occupied	5,078	3,632	----	3,572	79	79
Construction	1,001	527	----	522	136	136
Commercial and industrial	8,073	8,073	----	7,681	381	381

Total	$25,176	$22,709	$2,981	$19,893	$1,145	$1,145

Schedule of Recorded Investment In Nonaccrual Loans [Table Text Block]
	Loans Past Due 90 Days And Still Accruing	Nonaccrual
December 31, 2018
Residential real estate	$19	$6,661
Commercial real estate:
Owner-occupied	----	470
Nonowner-occupied	362	574
Construction	66	416
Commercial and industrial	31	228
Consumer:
Automobile	270	59
Home equity	91	183
Other	228	86
Total	$1,067	$8,677
	Loans Past Due 90 Days And Still Accruing	Nonaccrual
December 31, 2017
Residential real estate	$131	$5,906
Commercial real estate:
Owner-occupied	----	476
Nonowner-occupied	----	2,454
Construction	----	444
Commercial and industrial	----	337
Consumer:
Automobile	127	86
Home equity	----	283
Other	76	126
Total	$334	$10,112

Past Due Financing Receivables [Table Text Block]
December 31, 2018	30-59 Days Past Due	60-89 Days Past Due	90 Days Or More Past Due	Total Past Due	Loans Not Past Due	Total
Residential real estate	$3,369	$1,183	$1,642	$6,194	$297,885	$304,079
Commercial real estate:
Owner-occupied	298	----	129	427	61,267	61,694
Nonowner-occupied	299	----	747	1,046	116,142	117,188
Construction	31	----	265	296	37,182	37,478
Commercial and industrial	428	192	110	730	112,513	113,243
Consumer:
Automobile	1,287	286	289	1,862	68,364	70,226
Home equity	171	92	260	523	21,989	22,512
Other	593	291	228	1,112	49,520	50,632

Total	$6,476	$2,044	$3,670	$12,190	$764,862	$777,052
December 31, 2017	30-59 Days Past Due	60-89 Days Past Due	90 Days Or More Past Due	Total Past Due	Loans Not Past Due	Total
Residential real estate	$5,383	$671	$1,673	$7,727	$301,436	$309,163
Commercial real estate:
Owner-occupied	194	161	160	515	73,058	73,573
Nonowner-occupied	140	----	2,238	2,378	99,193	101,571
Construction	----	----	169	169	38,133	38,302
Commercial and industrial	303	243	191	737	106,352	107,089
Consumer:
Automobile	1,257	346	151	1,754	66,872	68,626
Home equity	90	272	27	389	21,042	21,431
Other	865	218	76	1,159	48,405	49,564

Total	$8,232	$1,911	$4,685	$14,828	$754,491	$769,319

Troubled Debt Restructurings on Financing Receivables [Table Text Block]
	TDR’s Performing to Modified Terms	TDR’s Not Performing to Modified Terms		Total TDR’s
December 31, 2018
Residential real estate:
Interest only payments	$216	$	----	$216
Commercial real estate:
Owner-occupied
Interest only payments	968		----	968
Reduction of principal and interest payments	529		----	529
Maturity extension at lower stated rate than market rate	469		----	469
Credit extension at lower stated rate than market rate	402			402
Nonowner-occupied
Interest only payments	----		385	385
Rate reduction	----		362	362
Credit extension at lower stated rate than market rate	561		----	561
Commercial and industrial
Interest only payments	4,742		----	4,742
Total TDR’s	$7,887		$747	$8,634
	TDR’s Performing to Modified Terms	TDR’s Not Performing to Modified Terms		Total TDR’s
December 31, 2017
Residential real estate:
Interest only payments	$697	$	----	$697
Commercial real estate:
Owner-occupied
Interest only payments	997		----	997
Reduction of principal and interest payments	554		----	554
Maturity extension at lower stated rate than market rate	1,466		----	1,466
Credit extension at lower stated rate than market rate	410			410
Nonowner-occupied
Interest only payments	560		1,961	2,521
Rate reduction	372		----	372
Credit extension at lower stated rate than market rate	570		----	570
Commercial and industrial
Interest only payments	9,154		----	9,154
Consumer:
Home equity
Maturity extension at lower stated rate than market rate	----		201	201
Total TDR’s	$14,780		$2,162	$16,942

Troubled Debt Restructurings on Financing Receivables Pre And Post Modification [Table Text Block]
		TDR’s Performing to Modified Terms		TDR’s Not Performing to Modified Terms
	Number of Loans	Pre- Modification Recorded Investment	Post- Modification Recorded Investment	Pre- Modification Recorded Investment		Post- Modification Recorded Investment
December 31, 2017
Commercial real estate:
Owner-occupied
Interest only payments	1	$997	$997	$	----	$	----
Credit extension at lower stated rate than market rate	1	412	412		----		----

Total TDR’s	2	$1,409	$1,409	$	----	$	----
		TDR’s Performing to Modified Terms				TDR’s Not Performing to Modified Terms
	Number of Loans	Pre- Modification Recorded Investment		Post- Modification Recorded Investment		Pre- Modification Recorded Investment	Post- Modification Recorded Investment
December 31, 2016
Commercial real estate:
Nonowner-occupied
Interest only payments	1	$	----	$	----	$226	$226
Credit extension at lower stated rate than market rate	1		574		574	----	----

Total TDR’s	2		$574		$574	$226	$226

Financing Receivable Credit Quality Indicators [Table Text Block]
December 31, 2018	Pass	Criticized	Classified	Total
Commercial real estate:
Owner-occupied	$50,474	$7,724	$3,496	$61,694
Nonowner-occupied	115,170	----	2,018	117,188
Construction	37,321	----	157	37,478
Commercial and industrial	92,417	6,536	14,290	113,243
Total	$295,382	$14,260	$19,961	$329,603
December 31, 2017	Pass	Criticized	Classified	Total
Commercial real estate:
Owner-occupied	$64,993	$934	$7,646	$73,573
Nonowner-occupied	93,197	3,776	4,598	101,571
Construction	37,735	156	411	38,302
Commercial and industrial	91,097	6,058	9,934	107,089
Total	$287,022	$10,924	$22,589	$320,535

Performing and Nonperforming Loans [Table Text Block]
	Consumer
December 31, 2018	Automobile	Home Equity	Other	Residential Real Estate	Total
Performing	$69,897	$22,238	$50,318	$297,399	$439,852
Nonperforming	329	274	314	6,680	7,597
Total	$70,226	$22,512	$50,632	$304,079	$447,449
	Consumer
December 31, 2017	Automobile	Home Equity	Other	Residential Real Estate	Total
Performing	$68,413	$21,148	$49,362	$303,126	$442,049
Nonperforming	213	283	202	6,037	6,735
Total	$68,626	$21,431	$49,564	$309,163	$448,784